Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

Income tax expense for 2016 and 2015 consisted of the following:

	2016	2015
	(Amounts in thousands)
Current tax expense:
Federal	$6,826	$6,007
State	1,564	1,026
	8,390	7,033
Deferred tax expense (benefit)	305	(190)
Income tax expense	$8,695	$6,843

The components of the net deferred tax asset at December 31, 2016 and 2015 were as follows:

	2016	2015
	(Amounts in thousands)
Deferred tax assets:
Allowance for loan losses	$5,845	$6,068
Depreciation	268	280
Supplemental Executive Retirement Plan ("SERP")	1,511	1,343
OREO writedowns	1,839	1,894
OTTI write down on securities	65	65
Nonaccrued interest	1,806	2,048
Partnership Income	76	71
Non-qualified stock options	25	—
Write-down on partnership investment	181	—
Unrealized gain	233	110
	11,849	11,879
Valuation allowance	(181)	—
Deferred tax Liabilities:
Deferred loan costs	(922)	(951)
Net deferred tax asset	$10,746	$10,928

A reconciliation of the Company’s effective income tax rate with the statutory federal rate for 2016 and 2015 is as follows:

	2016	2015
	(Amounts in thousands)
At Federal statutory rate	$9,397	$6,387
Adjustments resulting from:
State income taxes, net of Federal tax benefit	1,009	854
Noncontrolling interest	(147)	(423)
Tax exempt income	(32)	(31)
BOLI	(246)	(121)
Nondeductible expenses	1	4
Tax credit	(1,532)	—
Increase in Valuation reserve	164	—
Other	81	173
	$8,695	$6,843

Management has evaluated the Company’s tax positions and concluded that the Company has taken no uncertain tax positions that require adjustments to the financial statements. With few exceptions, the Company is no longer subject to income tax examinations by the U.S. federal or local tax authorities for years before 2013, and by the State of New Jersey for years before 2012. The Company recorded a valuation allowance relating to the write down of a partnership investment. Management has concluded that these capital losses will not be realizable once incurred.

The Company recorded income tax expense of $8.7 million on income before taxes of $27.6 million for the year ended December 31, 2016, resulting in an effective tax rate of 31.5%, compared to income tax expense of $6.8 million on income before taxes of $18.8 million for the same period of 2015, resulting in an effective tax rate of 36.4%. The decrease in the effective rate is due to using an annualized tax rate versus using a monthly tax rate. The increase in our tax expense is due to the gain on sale of our SBA business of $7.6 million. The decrease in the effective rate is due to the Bank utilizing a $1.5 million Historic Tax Credit ("HTC") offset by a $482,000 write down (included in non-interest expense) of the HTC partnership investment. This resulted in a net benefit to the Company of $1.0 million, which reduced the Bank's income tax expense.